UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		May 12, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$47,402
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AUTHENTIDATE HOLDING CORP	  COM	    052666104	  22 	  36520      SH		Sole		   36520
BIOSPECIFICS TECHNOLOGIES CORP	  COM	    090931106	1288 	  50498      SH		Sole		   50498
BOVIE MEDICAL CORPORATION	  COM	    10211F100	  76 	  24553      SH		Sole		   24553
CARDIONET INC			  COM	    14159L103	1502 	 313596      SH		Sole		  313596
CARDIOVASCULAR SYSTEMS INC	  COM	    141619106	 475 	  43870      SH		Sole		   43870
COMBIMATRIX CORPORATION	          *W	    20009T113	   6 	  23266      SH		Sole		   23266
CONCEPTUS INC	                  COM       206016107	 279 	  19272      SH		Sole		   19272
CORCEPT THERAPEUTICS INC	  COM	    218352102	 468 	 110000      SH		Sole		  110000
CYCLACEL PHARMACEUTICALS INC	  COM	    23254L108	  83 	  58036      SH		Sole		   58036
DIGIRAD CORP			  COM	    253827109	 301 	 120221      SH		Sole		  120221
DISCOVERY LABORATORIES INC NEW	  COM NEW   254668403	1018 	 550000      SH		Sole		  550000
DYNAVAX TECHNOLOGIES CORP	  COM	    268158102	 919 	 332944      SH		Sole		  332944
ENTEROMEDICS INC	          COM NEW   29365M208	 598 	 216802      SH		Sole		  216802
FLAMEL TECHNOLOGIES SA ADR   SPONSORED ADR  338488109	 902 	 150100      SH		Sole		  150100
GILEAD SCIENCES INC	          COM	    375558103	 885 	  20850      SH		Sole		   20850
GIVEN IMAGING LTD	          ORD SHS   M52020100	1103 	  55949      SH		Sole		   55949
HANSEN MEDICAL INC	          COM	    411307101	2785 	1260252      SH		Sole		 1260252
IMMUNOCELLULAR THERAPEUTICS LTD	  COM	    452536105	 371 	 161400      SH		Sole		  161400
INSULET CORPORATION	          COM	    45784P101	3841 	 186281      SH		Sole		  186281
INTELLIPHARMACEUTICS INTL IN	  COM	    458173101	 298 	  99125      SH		Sole		   99125
INTERMUNE PHARMACEUTICALS INC	  COM	    45884X103	 958 	  20301      SH		Sole		   20301
JOHNSON & JOHNSON	          COM	    478160104	 812 	  13700      SH		Sole		   13700
MASIMO CORP			  COM	    574795100	 579 	  17500      SH		Sole		   17500
MEDICINOVA INC	 		  COM NEW   58468P206	 323 	 125000      SH		Sole		  125000
MEDLINK INTERNATIONAL INC	  COM	    58502M102	 160 	 156751      SH		Sole		  156751
NEUROCRINE BIOSCIENCES INC	  COM	    64125C109	 375 	  49385      SH		Sole		   49385
PALATIN TECHNOLOGIES INC	  COM	    696077403	 768 	 745900      SH		Sole		  745900
PHARMACYCLICS INC	          COM	    716933106	4005 	 679949      SH		Sole		  679949
PHOTOMEDEX INC	                  COM	    719358301	 374 	  50710      SH		Sole		   50710
PLURISTEM THERAPEUTICS INC	  COM	    72940R102	 517 	 200000      SH		Sole		  200000
PROLOR BIOTECH INC	          COM	    74344F106	 633 	 106383      SH		Sole		  106383
PROTALIX BIOTHERAPEUTICS INC	  COM	    74365A101	1824 	 300000      SH		Sole		  300000
RIGEL PHARMACEUTICALS INC	  COM NEW   766559603	1237 	 174000      SH		Sole		  174000
ROSETTA GENOMICS LTD	          COM	    M82183100	 133 	 250000      SH		Sole		  250000
SAVIENT PHARMACEUTICALS INC NOTE 4.750% 2/0 80517QAA8	 586 	 500000      SH		Sole		  500000
SONOSITE INC	                  COM	    83568G104	4017 	 120570      SH		Sole		  120570
SPECTRANETICS CORP	          COM	    84760C107	 715 	 151762      SH		Sole		  151762
STEREOTAXIS INC	                  COM	    85916J102	2626 	 678519      SH		Sole		  678519
TENGION INC	                  COM	    88034G109	 541 	 212100      SH		Sole		  212100
THERAGENICS CORP	          COM	    883375107	1502 	 718651      SH		Sole		  718651
THORATEC LABORATORIES CORP NEW	  COM NEW   885175307	 194 	   7500      SH		Sole		    7500
THRESHOLD PHARMACEUTICALS INC	  COM NEW   885807206	2200 	1428571      SH		Sole		 1428571
TRANS1 INC	                  COM	    89385X105	1971 	 456326      SH		Sole		  456326
VICAL INC	                  COM	    925602104	 302 	 102170      SH		Sole		  102170
VITAL IMAGES INC	          COM	    92846N104	 178 	  13200      SH		Sole		   13200
WRIGHT MEDICAL GROUP INC	  COM	    98235T107	 196 	  11500      SH		Sole		   11500
YM BIOSCIENCE INC	          COM	    984238105	2455 	 930099      SH		Sole		  930099





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